Guarantees	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Guarantees

NOTE 27	GUARANTEES

Accounting Policies

Guarantees are not recognized in the consolidated balance sheets, but are disclosed and include contracts or indemnifications that contingently require the Company to make payments to the guaranteed party based on:

•	changes in an underlying;

•	another entity’s failure to perform under an agreement; and

•	failure of a third party to pay its indebtedness when due.

Guarantees are recorded by the Company and recognized as a financial instrument in the consolidated balance sheets when any of the triggering events above result in the Company becoming primarily liable to the contract.

Supporting Information

In the normal course of business, the Company provides indemnification agreements to counterparties in transactions such as purchase and sale contracts, service agreements, director/officer contracts and leasing transactions. The terms of these indemnification agreements:

•	may require the Company to compensate counterparties for costs incurred as a result of various events, including environmental liabilities and changes in (or in the interpretation of) laws and regulations, or as a result of litigation claims or statutory sanctions that may be suffered by a counterparty as a consequence of the transaction;

•	will vary based upon the contract, the nature of which prevents the Company from making a reasonable estimate of the maximum potential amount that it could be required to pay to counterparties; and

•	have not historically resulted in the Company making any significant payments and, as at December 31, 2018, no amounts have been accrued in the consolidated financial statements (except for accruals relating to the underlying potential liabilities).

Various commitments (such as railcar leases) related to a certain investee have been directly guaranteed by the Company under certain agreements with third parties. The Company would be required to perform on these guarantees in the event of default by the guaranteed parties. No material loss is anticipated by reason of such agreements and guarantees. In relation to significant guarantees, the Company has guaranteed the gypsum stack capping, closure and post-closure obligations of its wholly owned subsidiaries, PCS Phosphate Company, Inc. (“PCS Phosphate”) in White Springs, Florida and PCS Nitrogen Inc. (“PCS Nitrogen”) in Geismar, Louisiana, respectively, pursuant to the financial assurance regulatory requirements in those states. In addition to the foregoing guarantees associated with US mining operations, the Company has guaranteed the performance of certain remediation obligations of PCS Joint Venture, Ltd., a wholly owned subsidiary, at the Lakeland, Florida and Moultrie, Georgia sites.

The Company has accrued costs associated with the retirement of long-lived tangible assets in the consolidated financial statements to the extent that a legal or constructive liability to retire such assets exists. See Note 20 for details.

The Company expects to be able to satisfy all applicable credit support requirements without disrupting normal business operations.